Capital Stock and Other Capital Related Accounts - Summary of Capital Stock and Other Capital Related Accounts (Detail) - ARS ($)	Dec. 31, 2017	Nov. 01, 2017	Dec. 31, 2016
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 59,602,649	$ 59,602,649	$ 56,602,649
Adjustment to capital	151,390,644		151,390,644
Share premium	2,047,627,791		183,902,074
Other capital adjustments (Note 16)	(435,241,562)		(403,406,965)
Merger premium	98,721,206		98,721,206
Total	$ 1,922,100,728		$ 87,209,608